UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21516
                                                     ---------

                          UBS Multi-Strat Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2008
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                          UBS MULTI-STRAT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  Period from January 1, 2008 to June 30, 2008

                          UBS MULTI-STRAT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORTS
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008




                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital.............             1

Statement of Operations...........................................             2

Statements of Changes in Members' Capital.........................             3

Statement of Cash Flows...........................................             4

Notes to Financial Statements.....................................             5

Schedule of Portfolio Investments.................................            13

                                                    UBS MULTI-STRAT FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value
  (cost $98,259,842)                                            $ 128,286,682
Cash and cash equivalents                                          18,238,031
Receivables from Investment Funds                                  20,815,189
Interest receivable                                                    17,501
Other assets                                                           29,347
-----------------------------------------------------------------------------

TOTAL ASSETS                                                      167,386,750
-----------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                             13,599,063
   Advisory fee                                                       180,487
   Professional fees                                                   78,673
   Administrator fee                                                   41,651
   Administration fee                                                  41,543
   Other                                                               22,675
-----------------------------------------------------------------------------

TOTAL LIABILITIES                                                  13,964,092
-----------------------------------------------------------------------------

NET ASSETS                                                      $ 153,422,658
-----------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                       $ 123,395,818
Accumulated net unrealized appreciation on investments             30,026,840
-----------------------------------------------------------------------------

MEMBERS' CAPITAL                                                $ 153,422,658
-----------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.


                                                                  UBS MULTI-STRAT FUND, L.L.C.
                                                                       STATEMENT OF OPERATIONS
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------

                                                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

----------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                         $     42,198
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                42,198
----------------------------------------------------------------------------------------------

EXPENSES
Advisory fee                                                                        1,058,761
Administrator fee                                                                     244,329
Professional fees                                                                     151,172
Administration fee                                                                     76,433
Interest expense                                                                       33,339
Printing fee                                                                           30,153
Other                                                                                  66,736
----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                      1,660,923
----------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                (1,618,725)
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain from investments                                                  5,940,350
Net change in unrealized appreciation/depreciation from investments                (6,514,371)
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                                    (574,021)
----------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                                   $ (2,192,746)
----------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                                                     UBS MULTI-STRAT FUND, L.L.C.
                                                                                         STATEMENT OF CHANGES IN MEMBERS' CAPITAL
                                   YEAR ENDED DECEMBER 31, 2007 AND PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                 UBS Fund
                                                              ADVISOR, L.L.C.             MEMBERS                     TOTAL
----------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2007                             $ 116,272              $ 124,134,163              $ 124,250,435

NET INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                (897)                (3,114,504)                (3,115,401)
  Net realized gain from investments                                1,741                  2,126,554                  2,128,295
  Net change in unrealized
         appreciation/depreciation from investments                10,271                 12,702,731                 12,713,002
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                   11,115                 11,714,781                 11,725,896
--------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                  -                 45,553,309                 45,553,309
  Members' withdrawals                                                  -                (22,893,249)               (22,893,249)
  Offering costs                                                        -                     (1,345)                    (1,345)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                              -                 22,658,715                 22,658,715
--------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT DECEMBER 31, 2007                           $ 127,387              $ 158,507,659              $ 158,635,046
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                           $    (432)             $  (1,618,293)             $  (1,618,725)
  Net realized gain from investments                                4,512                  5,935,838                  5,940,350
  Net change in unrealized
         appreciation/depreciation from investments                (5,021)                (6,509,350)                (6,514,371)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                     (941)                (2,191,805)                (2,192,746)
--------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                  -                 10,580,235                 10,580,235
  Members' withdrawals                                                  -                (13,599,063)               (13,599,063)
  Offering costs                                                       (1)                      (813)                      (814)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                             (1)                (3,019,641)                (3,019,642)
--------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JUNE 30, 2008                               $ 126,445              $ 153,296,213              $ 153,422,658
--------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                 UBS MULTI-STRAT FUND, L.L.C.
                                                                      STATEMENT OF CASH FLOWS
                                                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------

                                                 PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                         $ (2,192,746)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash provided by operating activities:
Proceeds from disposition of investments                                           36,361,292
Net realized gain from investments                                                 (5,940,350)
Net change in unrealized appreciation/depreciation from investments                 6,514,371
Changes in assets and liabilities:
(Increase) decrease in assets:
      Receivables from Investment Funds                                           (18,407,967)
      Interest receivable                                                              (7,318)
      Other                                                                           (29,347)
 Increase (decrease) in payables:
      Advisory fee                                                                     (4,600)
      Professional fees                                                               (24,827)
      Administrator fee                                                                (1,061)
      Administration fee                                                               10,239
      Other                                                                             5,978
----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                          16,283,664

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                               10,580,235
Members' withdrawal                                                               (14,097,811)
Offering cost                                                                            (814)
----------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                              (3,518,390)

Net increase in cash and cash equivalents                                          12,765,274
Cash and cash equivalents--beginning of period                                      5,472,757
----------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                         $ 18,238,031
----------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
      Interest paid                                                              $     33,339
----------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Multi-Strat Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 29, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who over time have produced attractive returns. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on October 1, 2004.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

     The Adviser is a direct wholly owned subsidiary of UBS Americas, Inc., which is a wholly owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid year and year end. Members can only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements (See Schedule of Portfolio Investments).

     Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

     On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. FAS 157 was adopted as of January 1, 2008 by the Fund.

     Various inputs are used in determining the value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

     LEVEL 1--quoted prices in active markets for identical securities.
     LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3--significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments.)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets at fair value:

                                                    OTHER FINANCIAL INSTRUMENTS*
     ---------------------------------------------------------------------------
     VALUATION INPUTS
     ---------------------------------------------------------------------------
     Level 1 - Quoted Prices                                    $              -
     ---------------------------------------------------------------------------
     Level 2 - Other Significant Observable Inputs                             -
     ---------------------------------------------------------------------------
     Level 3 - Other Significant Unobservable Inputs                 128,286,682
     ---------------------------------------------------------------------------
     TOTAL                                                      $    128,286,682
     ---------------------------------------------------------------------------
      * Other Financial Instruments include investments in Investment Funds.

     The  following  is  a  reconciliation   of  assets  in  which   significant
     unobservable inputs (Level 3) were used in determining fair value:


                                                   OTHER FINANCIAL INSTRUMENTS*
     ---------------------------------------------------------------------------
     BALANCE AS OF DECEMBER 31, 2007                            $   165,221,995
     ---------------------------------------------------------------------------
       Accrued discounts/premiums                                             -
     ---------------------------------------------------------------------------
       Realized gain/(loss)                                           5,940,350
     ---------------------------------------------------------------------------
       Change in unrealized appreciation/(depreciation)              (6,514,371)
     ---------------------------------------------------------------------------
       Net purchases/(sales)                                        (36,361,292)
     ---------------------------------------------------------------------------
       Transfers in and/or out of Level 3                                     -
     ---------------------------------------------------------------------------
     BALANCE AS OF JUNE 30, 2008                                $   128,286,682
     ---------------------------------------------------------------------------

      * Other Financial Instruments include investments in Investment Funds.

     B.   INCOME RECOGNITION

     Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the cost recovery basis.

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D.   INCOME TAXES

     The Fund has reclassified $1,618,725 and $5,940,350 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the six month period ended June 30, 2008. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2008 and had no effect on net assets.

     In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2006) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2007 for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     F.   REPURCHASE AGREEMENTS

     From time to time, the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its Custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2008, there were no outstanding repurchase agreements.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------


     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     G.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. In consideration for such services, the Fund pays the Adviser a monthly fee (the "Advisory Fee") at an annual rate of 1.30% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The Administrator provides certain other administrative services to the Fund including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Advisory Fee will be paid to the Adviser out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Adviser's capital account. A portion of the Advisory Fee is paid by UBSFA to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amount to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Advisory Fee and the Administrator Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

     Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBS Fund Adviser LLC is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period January 1, 2008 to June 30, 2008 were $26,884, which is included in other expense.

     Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------


4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

     PNC Global Investment Servicing (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC Global Investment Servicing receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC Global Investment Servicing.


5.   LOAN PAYABLE

     The Fund, along with other UBS sponsored funds, maintains a $200,000,000 committed, unsecured revolving line of credit with Bank of Montreal, a Canadian chartered bank acting through its Chicago branch. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its Total Eligible Asset Value as defined by the credit agreement. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. For the period from January 1, 2008 to June 30, 2008, the Fund's average interest rate paid on borrowings was 5.03% per annum and the average borrowings outstanding were $1,325,275. The Fund had no borrowings outstanding at June 30, 2008. Interest expense for the period from January 1, 2008 to June 30, 2008 was $33,339. The Fund had no interest payable at June 30, 2008.

     On July 29, 2008, the Fund, along with other UBS sponsored funds, renewed the $200,000,000 committed, unsecured revolving line of credit with Bank of Montreal, for one year with a termination date of July 28, 2009. The provisions and terms of the renewed line of credit are consistent with the previous year's line of credit agreement except for certain new loan covenants. The new loan covenants address portfolio diversification limits and maximum portfolio loss levels.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------


6.   INVESTMENTS

     As of June 30, 2008, the Fund had investments in Investment Funds, none of which were related parties.

     For the period January 1, 2008 to June 30, 2008, there were no aggregate purchases and there were proceeds from sales of Investments Funds which amounted to $36,361,292.

     The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2008 will not be finalized by the Fund until after fiscal year end.

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 0.5% and 2.5% (per annum) of net assets and performance incentive fees or allocations ranging from 20% to 25% of net profits earned.

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

8.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

9.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                    PERIOD FROM                                                    PERIOD OCTOBER 1,
                                     JANUARY 1,                                                    2004 (COMMENCEMENT
                                    2008 TO JUNE                                                     OF OPERATIONS)
                                      30, 2008               YEARS ENDED DECEMBER 31,                   THROUGH
                                    (UNAUDITED)        2007            2006            2005        DECEMBER 31, 2004
                                   --------------    --------        -------         --------    --------------------

     Ratio of net investment loss to
     average net assets(d)            (2.00)%(a)      (2.05)%         (2.59)%         (1.95)%           (3.94)%(a)

     Ratio of total expenses to        2.06%(a)        2.13%           2.64%           2.18%             4.33%(a)
     average net assets(b),(d)

     Portfolio turnover rate             --           12.32%          14.81%          50.12%               --

     Total return(c)                  (1.38)%          8.15%          11.88%           0.38%             2.65%

     Average debt ratio(d)             0.82%           1.05%          10.50%             --                --

     Net asset value at end of
     period                        $153,422,658   $158,635,046    $124,250,435    $118,229,025       $66,121,636

(a)  Annualized.

(b) Ratio of total expenses to average net assets does not include the impact of expenses and incentive allocations or incentive fees relating to the underlying investment funds.

(c) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on the timing of capital transactions.

(d) The average net assets used in the above ratios are calculated using pre-tender net assets.

                                                                                             UBS MULTI-STRAT FUND, L.L.C.
                                                                                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                              (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                            JUNE 30, 2008
-------------------------------------------------------------------------------------------------------------------------


                                                                                                           REALIZED AND
                                                                                                            UNREALIZED
                                                                                      % OF MEMBERS'      GAIN/(LOSS) FROM
INVESTMENT FUND                                              COST         FAIR VALUE     CAPITAL           INVESTMENTS
                                                         ------------    ------------   ---------        ---------------
 Bay Pond Partners, L.P.                                 $  5,000,000    $  5,091,089       3.32%         $  (657,343)
 Cobalt Partners, L.P.                                      7,000,000       7,710,158       5.03              407,961
 D. Jabro Partners, L.P.                                    5,000,000       6,810,398       4.44           (2,713,682)
 DunDonald Fund I, L.P.                                     7,000,000       7,739,294       5.04              359,598
 East Side Capital, L.P.                                    2,750,000       4,670,919       3.04              (41,400)
 Eminence Partners, L.P.                                    5,000,000       8,020,496       5.23             (219,957)
                                                         ------------    ------------   --------          -----------
   LONG/SHORT EQUITY SUBTOTAL                            $ 31,750,000    $ 40,042,354      26.10%         $(2,864,823)

 Davidson Kempner Partners, L.P.                            8,000,000       9,479,764       6.18            3,081,538
 D.E. Shaw Oculus Fund, L.L.C.                                739,322       7,208,688       4.70            1,521,477
 OZ Domestic Partners II, L.P.                              7,566,793       9,933,612       6.47               61,648
 OZ Domestic Partners II, L.P. (side pocket)                1,933,207       3,093,532       2.02                    -
 Peleton Multi-Strategy Fund, L.P.                          3,879,058         672,821       0.44           (3,886,942)
                                                         ------------    ------------   --------          -----------
   MULTI-STRATEGY SUBTOTAL                               $ 22,118,380    $ 30,388,417      19.81%         $   777,721

 Aspen Partners, L.P.                                         341,462          75,480       0.05              (49,994)
 Claren Road Credit Partners, L.P.                          9,500,000      11,081,956       7.22              539,598
 Harbinger Capital Partners I, L.P.                         3,000,000       5,720,924       3.73            1,636,542
                                                         ------------    ------------   --------          -----------
   DISTRESSED CREDIT SUBTOTAL                            $ 12,841,462    $ 16,878,360      11.00%         $ 2,126,146

 Amber Fund, L.P.                                           4,300,000       6,714,765       4.38             (783,835)
 Brookdale International Partners, L.P.                     6,250,000       9,569,270       6.24              341,722
 Seneca Capital, L.P.                                       3,700,000       6,413,789       4.18             (759,843)
                                                         ------------    ------------   --------          -----------
   SPECIAL SITUATIONS SUBTOTAL                           $ 14,250,000    $ 22,697,824      14.80%         $(1,201,956)

 Waterstone Market Neutral Fund, L.P.                       5,800,000       8,087,332       5.27            1,545,018
                                                         ------------    ------------   --------          -----------
   CONVERTIBLE ARBITRAGE SUBTOTAL                        $  5,800,000    $  8,087,332       5.27%         $ 1,545,018

 CPIM Structured Credit Fund 1000, L.P.                     5,000,000       2,525,921       1.65             (965,454)
 Marathon Structured Finance Fund, L.P.                     6,309,524       6,845,909       4.46             (393,730)
 Marathon Structured Finance Fund, L.P. (side pocket)         190,476         820,565       0.53                    -
                                                         ------------    ------------   --------          -----------
   DIRECT LOANS/STRUCTURED FINANCE SUBTOTAL              $ 11,500,000    $ 10,192,395       6.64%         $(1,359,184)

 Redeemed Investment Funds                                          -               -          -              403,057
                                                         ------------    ------------   --------          -----------

   TOTAL                                                 $ 98,259,842    $128,286,682      83.62%         $  (574,021)
                                                         ============    ============   ========          ===========

                                                         INITIAL                                             DOLLAR AMOUNT OF FAIR
                                                      ACQUISITION                      FIRST AVAILABLE         VALUE FOR FIRST
                                                         DATE          LIQUIDITY*       REDEMPTION **       AVAILABLE REDEMPTION
                                                      ------------    --------------   ----------------   -------------------------
INVESTMENT FUND
 Bay Pond Partners, L.P.                                7/1/2007      Semi-Annually
 Cobalt Partners, L.P.                                  7/1/2007      Semi-Annually        6/30/2009           7,710,158
 D. Jabro Partners, L.P.                                1/1/2006        Annually
 DunDonald Fund I, L.P.                                 4/1/2007        Quarterly
 East Side Capital, L.P.                                1/1/2005        Annually
 Eminence Partners, L.P.                                1/1/2005      Semi-Annually

   LONG/SHORT EQUITY SUBTOTAL

 Davidson Kempner Partners, L.P.                        1/1/2006        Annually
 D.E. Shaw Oculus Fund, L.L.C.                         11/1/2004        Quarterly
 OZ Domestic Partners II, L.P.                          5/1/2005        Annually
 OZ Domestic Partners II, L.P. (side pocket)            5/1/2005           N/A
 Peleton Multi-Strategy Fund, L.P.                      6/1/2007        Quarterly

   MULTI-STRATEGY SUBTOTAL

 Aspen Partners, L.P.                                  10/1/2004        Annually
 Claren Road Credit Partners, L.P.                      1/1/2007        Quarterly
 Harbinger Capital Partners I, L.P.                     9/1/2007        Quarterly          9/30/2008           5,720,924

   DISTRESSED CREDIT SUBTOTAL

 Amber Fund, L.P.                                       2/1/2006        Quarterly
 Brookdale International Partners, L.P.                 8/1/2005        Annually         3/31/2009***          1,213,462
 Seneca Capital, L.P.                                  10/1/2004        Annually

   SPECIAL SITUATIONS SUBTOTAL

 Waterstone Market Neutral Fund, L.P.                  10/1/2004        Quarterly

   CONVERTIBLE ARBITRAGE SUBTOTAL

 CPIM Structured Credit Fund 1000, L.P.                11/1/2005        Quarterly
 Marathon Structured Finance Fund, L.P.                 4/1/2005     Every 18 months      12/31/2009           6,845,909
 Marathon Structured Finance Fund, L.P. (side pocket)   4/1/2005           N/A

   DIRECT LOANS/STRUCTURED FINANCE SUBTOTAL

 Redeemed Investment Funds

   TOTAL


*    Available frequency of redemptions after initial lock up period.

**   Investment Funds with no date provided can be redeemed in full.

*** The dollar amount of fair value for first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.


    The preceding notes are an integral part of these financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Multi-Strat Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date     8/26/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.